Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.0%)
Australia (2.8%)
	BHP Group Ltd. ADR	409,441	19,579
	BHP Group Ltd. (XASX)	677,588	16,276
			35,855
Austria (0.8%)
*,1	BAWAG Group AG	200,181	9,664
Brazil (1.2%)
	Vale SA Class B ADR	1,154,895	14,944
Canada (17.4%)
	Barrick Gold Corp.	7,273,085	109,315
	Intact Financial Corp.	524,593	79,712
	Endeavour Mining plc	1,015,055	18,053
	Agnico Eagle Mines Ltd.	286,965	12,615
			219,695
China (3.1%)
	Ping An Insurance Group Co. of China Ltd. Class H	3,189,000	12,767
	Contemporary Amperex Technology Co. Ltd. Class A	189,139	9,706
*	Baidu Inc. Class A	918,499	8,806
*	Alibaba Group Holding Ltd.	696,900	5,418
*	XPeng Inc. Class A ADR	296,216	1,961
			38,658
France (3.2%)
	STMicroelectronics NV	711,263	22,116
	Rubis SCA	830,232	18,854
			40,970
Germany (1.4%)
	Bayer AG (Registered)	333,267	17,524
Greece (0.5%)
*	Public Power Corp. SA	1,080,483	6,820
India (1.1%)
	Power Grid Corp. of India Ltd.	4,859,017	13,406
Italy (2.3%)
	UniCredit SpA	2,313,397	28,689
Japan (1.8%)
	Mitsubishi UFJ Financial Group Inc.	2,247,800	10,618
	T&D Holdings Inc.	711,540	7,038
	Panasonic Holdings Corp.	793,400	5,651
			23,307

			Shares	Market Value ($000)
South Korea (1.6%)
*		Coupang Inc. Class A	1,144,625	19,768
Sweden (1.4%)
		SKF AB Class B	1,252,691	18,133
Switzerland (2.4%)
		Novartis AG (Registered)	373,666	30,226
United Kingdom (21.0%)
		Glencore plc	12,529,707	71,834
		Anglo American plc	1,303,992	39,060
		Unilever plc	811,595	36,890
		Rio Tinto plc ADR	567,573	30,280
		Serco Group plc	10,766,538	20,136
		Standard Chartered plc	2,917,552	17,432
		Centamin plc	14,554,379	14,796
*		Nomad Foods Ltd.	923,443	14,221
*		Babcock International Group plc	4,009,566	12,665
*		John Wood Group plc	3,183,272	5,118
		Fresnillo plc	224,117	1,874
				264,306
United States (32.0%)
		American Electric Power Co. Inc.	1,074,552	94,474
		BWX Technologies Inc.	1,201,722	68,474
		Schlumberger Ltd.	1,047,066	54,479
		Viper Energy Partners LP	1,212,762	40,446
*		Enstar Group Ltd.	175,285	35,148
		Merck & Co. Inc.	267,474	27,068
		Intel Corp.	668,161	18,996
*		Fluor Corp.	490,341	14,838
*		Livent Corp.	455,181	14,370
		Exelon Corp.	331,845	12,806
*		Diamond Offshore Drilling Inc.	1,165,041	11,476
		Mosaic Co.	205,876	11,066
*		Metals Acquisition Corp. Warrants Exp. 7/12/26	330,300	86
				403,727
Total Common Stocks (Cost $1,178,276)				1,185,692
		Coupon
Temporary Cash Investments (9.0%)
Money Market Fund (9.0%)
[2]	Vanguard Market Liquidity Fund (Cost $113,248)	3.117%	1,132,764	113,254
Total Investments (103.0%) (Cost $1,291,524)				1,298,946
Other Assets and Liabilities—Net (-3.0%)				(37,452)
Net Assets (100%)				1,261,494
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $9,664,000, representing 0.8% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	638,366	—	—	638,366
Common Stocks—Other	85,809	461,517	—	547,326
Temporary Cash Investments	113,254	—	—	113,254
Total	837,429	461,517	—	1,298,946